Portfolio of Investments – as of September 30, 2023 (Unaudited)
Loomis Sayles Investment Grade Fixed Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 87.3% of Net Assets

Non-Convertible Bonds — 85.4%
	ABS Car Loan — 5.4%
$96,407	American Credit Acceptance Receivables Trust, Series 2020-3, Class D, 2.400%, 6/15/2026(a)	$95,440
100,000	American Credit Acceptance Receivables Trust, Series 2022-1, Class D, 2.460%, 3/13/2028(a)	94,771
60,000	American Credit Acceptance Receivables Trust, Series 2022-4, Class C, 7.860%, 2/15/2029(a)	60,449
330,000	American Credit Acceptance Receivables Trust, Series 2023-2, Class C, 5.960%, 8/13/2029(a)	324,995
105,000	American Credit Acceptance Receivables Trust, Series 2023-3, Class D, 6.820%, 10/12/2029(a)	104,897
600,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class A, 2.020%, 2/20/2027(a)	547,527
190,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-4A, Class C, 7.240%, 6/20/2029(a)	188,639
100,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-8A, Class C, 7.340%, 2/20/2030(a)	99,379
100,000	CarMax Auto Owner Trust, Series 2021-3, Class D, 1.500%, 1/18/2028	90,098
100,000	CarMax Auto Owner Trust, Series 2022-1, Class D, 2.470%, 7/17/2028	90,625
40,000	CarMax Auto Owner Trust, Series 2023-2, Class D, 6.550%, 10/15/2029	39,524
370,000	Credit Acceptance Auto Loan Trust, Series 2020-2A, Class C, 2.730%, 11/15/2029(a)	369,422
250,000	Credit Acceptance Auto Loan Trust, Series 2020-3A, Class C, 2.280%, 2/15/2030(a)	245,667
260,000	Credit Acceptance Auto Loan Trust, Series 2021-2A, Class C, 1.640%, 6/17/2030(a)	246,790
250,000	Credit Acceptance Auto Loan Trust, Series 2021-3A, Class C, 1.630%, 9/16/2030(a)	234,047
340,000	Drive Auto Receivables Trust, Series 2021-1, Class D, 1.450%, 1/16/2029	321,773
690,000	DT Auto Owner Trust, Series 2021-3A, Class D, 1.310%, 5/17/2027(a)	626,461
265,000	DT Auto Owner Trust, Series 2023-2A, Class D, 6.620%, 2/15/2029(a)	262,366
120,009	Exeter Automobile Receivables Trust, Series 2019-4A, Class D, 2.580%, 9/15/2025(a)	118,174
150,000	Exeter Automobile Receivables Trust, Series 2021-1A, Class D, 1.080%, 11/16/2026	143,511
495,000	Exeter Automobile Receivables Trust, Series 2021-3A, Class D, 1.550%, 6/15/2027	456,508
105,000	Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.560%, 7/17/2028	100,042
75,000	Exeter Automobile Receivables Trust, Series 2022-6A, Class C, 6.320%, 5/15/2028	74,501
70,000	Exeter Automobile Receivables Trust, Series 2023-3A, Class D, 6.680%, 4/16/2029	69,639
285,000	First Investors Auto Owner Trust, Series 2021-1A, Class D, 1.620%, 3/15/2027(a)	268,004
165,000	Flagship Credit Auto Trust, Series 2021-1, Class D, 1.270%, 3/15/2027(a)	151,390
175,000	Flagship Credit Auto Trust, Series 2021-2, Class D, 1.590%, 6/15/2027(a)	159,971
210,000	Flagship Credit Auto Trust, Series 2021-3, Class D, 1.650%, 9/15/2027(a)	186,076
275,000	Flagship Credit Auto Trust, Series 2023-2, Class D, 6.620%, 5/15/2029(a)	272,185
Principal Amount (‡)	Description	Value (†)

	ABS Car Loan — continued
$40,000	Flagship Credit Auto Trust, Series 2023-3, Class D, 6.580%, 8/15/2029(a)	$39,658
90,000	Ford Credit Auto Lease Trust, Series 2023-B, Class D, 6.970%, 6/15/2028	89,591
393,908	Ford Credit Auto Owner Trust, Series 2021-A, Class A3, 0.300%, 8/15/2025	386,153
270,000	Foursight Capital Automobile Receivables Trust, Series 2021-1, Class D, 1.320%, 3/15/2027(a)	259,063
170,000	Foursight Capital Automobile Receivables Trust, Series 2021-2, Class D, 1.920%, 9/15/2027(a)	157,148
7,170	GLS Auto Receivables Issuer Trust, Series 2019-2A, Class C, 3.540%, 2/18/2025(a)	7,163
80,000	GLS Auto Receivables Issuer Trust, Series 2023-3A, Class D, 6.440%, 5/15/2029(a)	79,059
132,446	GM Financial Consumer Automobile Receivables Trust, Series 2021-1, Class A3, 0.350%, 10/16/2025	129,702
445,178	GM Financial Consumer Automobile Receivables Trust, Series 2021-2, Class A3, 0.510%, 4/16/2026	432,428
548,000	Hertz Vehicle Financing III LLC, Series 2022-1A, Class D, 4.850%, 6/25/2026(a)	512,718
305,000	Hertz Vehicle Financing III LLC, Series 2022-3A, Class D, 6.310%, 3/25/2025(a)	302,549
250,000	Hertz Vehicle Financing LLC, Series 2022-4A, Class D, 6.560%, 9/25/2026(a)	238,685
186,474	Honda Auto Receivables Owner Trust, Series 2021-1, Class A3, 0.270%, 4/21/2025	183,155
154,296	Honda Auto Receivables Owner Trust, Series 2021-2, Class A3, 0.330%, 8/15/2025	150,338
41,765	JPMorgan Chase Bank N.A, Series 2021-1, Class D, 1.174%, 9/25/2028(a)	40,724
120,000	LAD Auto Receivables Trust, Series 2023-3A, Class C, 6.430%, 12/15/2028(a)	119,202
140,000	Prestige Auto Receivables Trust, Series 2023-1A, Class D, 6.330%, 4/16/2029(a)	136,965
31,601	Santander Drive Auto Receivables Trust, Series 2020-1, Class C, 4.110%, 12/15/2025	31,505
275,000	Santander Drive Auto Receivables Trust, Series 2021-3, Class D, 1.330%, 9/15/2027	258,064
125,000	Westlake Automobile Receivables Trust, Series 2020-3A, Class D, 1.650%, 2/17/2026(a)	121,339
185,000	Westlake Automobile Receivables Trust, Series 2023-3A, Class D, 6.470%, 3/15/2029(a)	182,963
647,812	World Omni Auto Receivables Trust, Series 2021-B, Class A3, 0.420%, 6/15/2026	626,824
		10,527,867
	ABS Credit Card — 0.1%
180,000	Mission Lane Credit Card Master Trust, 7.690%, 11/15/2028(a)	179,974
100,000	Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.230%, 7/17/2028(a)	99,219
		279,193
	ABS Home Equity — 4.7%
300,000	BINOM Securitization Trust, Series 2022-RPL1, Class M1, 3.000%, 2/25/2061(a)(b)	208,907
280,000	CAFL Issuer LLC, Series 2021-RTL1, Class A1, 2.239%, 3/28/2029(a)(b)	258,787
263,876	CIM Trust, Series 2021-NR2, Class A1, 2.568%, 7/25/2059(a)(b)	253,904
514,105	COLT Mortgage Loan Trust, Series 2021-6, Class A1, 1.907%, 12/25/2066(a)(b)	435,128
100,000	CoreVest American Finance Ltd., Series 2021-1, Class C, 2.800%, 4/15/2053(a)	76,370

Principal Amount (‡)	Description	Value (†)

	ABS Home Equity — continued
$160,000	CoreVest American Finance Ltd., Series 2021-2, Class C, 2.478%, 7/15/2054(a)	$122,605
100,000	CoreVest American Finance Ltd., Series 2021-3, Class D, 3.469%, 10/15/2054(a)	78,949
190,051	Credit Suisse Mortgage Trust, Series 2021-RPL1, Class A1, 1.668%, 9/27/2060(a)(b)	174,937
100,000	Credit Suisse Mortgage Trust, Series 2021-RPL3, Class M2, 3.750%, 1/25/2060(a)	70,564
495,382	Credit Suisse Mortgage Trust, Series 2021-RPL4, Class A1, 1.796%, 12/27/2060(a)(b)	461,205
205,467	Federal Home Loan Mortgage Corp., Series 2022-DNA3, Class M1A, REMIC, 30 day USD SOFR Average + 2.000%, 7.315%, 4/25/2042(a)(c)	206,933
123,191	Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2023-DNA2, Class M1A, 30 day USD SOFR Average + 2.100%, 7.415%, 4/25/2043(a)(c)	124,345
260,000	FirstKey Homes Trust, Series 2021-SFR1, Class E1, 2.389%, 8/17/2038(a)	225,599
205,000	FirstKey Homes Trust, Series 2021-SFR2, Class E1, 2.258%, 9/17/2038(a)	175,830
105,000	FirstKey Homes Trust, Series 2021-SFR2, Class E2, 2.358%, 9/17/2038(a)	89,805
360,000	FirstKey Homes Trust, Series 2022-SFR2, Class D, 4.500%, 7/17/2039(a)	325,201
131,893	GCAT Trust, Series 2019-RPL1, Class A1, 2.650%, 10/25/2068(a)(b)	122,765
164,624	GITSIT Mortgage Loan Trust, Series 2023-NPL1, Class A1, 8.353%, 5/25/2053(a)(b)	163,935
85,772	Home Partners of America Trust, Series 2021-1, Class E, 2.577%, 9/17/2041(a)	66,240
399,500	Home Partners of America Trust, Series 2021-2, Class E1, 2.852%, 12/17/2026(a)	343,566
206,970	Home Partners of America Trust, Series 2021-2, Class E2, 2.952%, 12/17/2026(a)	177,789
81,088	Legacy Mortgage Asset Trust, Series 2019-GS7, Class A1, 6.250%, 11/25/2059(a)(b)	80,333
485,000	Legacy Mortgage Asset Trust, Series 2020-RPL1, Class A2, 3.250%, 9/25/2059(a)(b)	399,790
213,506	Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.750%, 4/25/2061(a)(b)	197,206
3,916	Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 5A, 5.406%, 7/25/2035(b)(d)	3,317
135,718	OBX Trust, Series 2021-NQM3, Class A1, 1.054%, 7/25/2061(a)(b)	101,071
235,000	Progress Residential Trust, Series 2021-SFR2, Class E1, 2.547%, 4/19/2038(a)	206,334
100,000	Progress Residential Trust, Series 2021-SFR3, Class E1, 2.538%, 5/17/2026(a)	87,254
100,000	Progress Residential Trust, Series 2021-SFR3, Class E2, 2.688%, 5/17/2026(a)	87,070
100,000	Progress Residential Trust, Series 2021-SFR4, Class E1, 2.409%, 5/17/2038(a)	86,848
100,000	Progress Residential Trust, Series 2021-SFR4, Class E2, 2.559%, 5/17/2038(a)	86,665
120,000	Progress Residential Trust, Series 2021-SFR5, Class E1, 2.209%, 7/17/2038(a)	102,985
150,000	Progress Residential Trust, Series 2021-SFR6, Class E1, 2.425%, 7/17/2038(a)	129,698
100,000	Progress Residential Trust, Series 2021-SFR6, Class E2, 2.525%, 7/17/2038(a)	86,375
165,000	Progress Residential Trust, Series 2021-SFR7, Class E1, 2.591%, 8/17/2040(a)	130,889
Principal Amount (‡)	Description	Value (†)

	ABS Home Equity — continued
$100,000	Progress Residential Trust, Series 2021-SFR7, Class E2, 2.640%, 8/17/2040(a)	$78,659
100,000	Progress Residential Trust, Series 2021-SFR9, Class E1, 2.811%, 11/17/2040(a)	79,608
297,400	PRPM LLC, Series 2021-1, Class A1, 2.115%, 1/25/2026(a)(b)	280,100
107,370	PRPM LLC, Series 2021-2, Class A1, 2.115%, 3/25/2026(a)(b)	102,982
90,615	PRPM LLC, Series 2021-4, Class A1, 1.867%, 4/25/2026(a)(b)	83,283
322,716	PRPM LLC, Series 2021-5, Class A1, 1.793%, 6/25/2026(a)(b)	292,203
486,506	PRPM LLC, Series 2022-5, Class A1, 6.900%, 9/27/2027(a)(b)	482,942
297,544	Toorak Mortgage Corp. Ltd., Series 2021-1, Class A1, 2.240%, 6/25/2024(a)(b)	289,317
120,000	Towd Point Mortgage Trust, Series 2016-3, Class M2, 4.000%, 4/25/2056(a)(b)	114,568
230,427	Towd Point Mortgage Trust, Series 2019-4, Class A1, 2.900%, 10/25/2059(a)(b)	211,134
63,754	VCAT LLC, Series 2021-NPL1, Class A1, 2.289%, 12/26/2050(a)(b)	61,688
263,503	VCAT LLC, Series 2021-NPL5, Class A1, 1.868%, 8/25/2051(a)(b)	248,240
83,019	VOLT XCII LLC, Series 2021-NPL1, Class A1, 1.893%, 2/27/2051(a)(b)	78,034
221,691	VOLT XCIII LLC, Series 2021-NPL2, Class A1, 1.893%, 2/27/2051(a)(b)	205,955
196,377	VOLT XCIV LLC, Series 2021-NPL3, Class A1, 2.240%, 2/27/2051(a)(b)	185,036
130,410	VOLT XCVI LLC, Series 2021-NPL5, Class A1, 2.116%, 3/27/2051(a)(b)	123,406
273,206	VOLT XCVII LLC, Series 2021-NPL6, Class A1, 2.240%, 4/25/2051(a)(b)	254,460
		9,120,814
	ABS Other — 3.0%
209,592	AASET Trust, Series 2021-1A, Class A, 2.950%, 11/16/2041(a)	184,446
180,000	Affirm Asset Securitization Trust, Series 2023-B, Class A, 6.820%, 9/15/2028(a)	179,766
100,000	Aqua Finance Trust, Series 2021-A, Class B, 2.400%, 7/17/2046(a)	80,054
430,000	BHG Securitization Trust, Series 2022-A, Class B, 2.700%, 2/20/2035(a)	387,616
98,840	Business Jet Securities LLC, Series 2021-1A, Class A, 2.162%, 4/15/2036(a)	89,889
127,388	CLI Funding VIII LLC, Series 2023-1A, Class A, 6.310%, 6/18/2048(a)	126,062
165,000	Foundation Finance Trust, Series 2023-2A, Class A, 6.530%, 6/15/2049(a)	165,264
47,704	FREED ABS Trust, Series 2021-2, Class C, 1.940%, 6/19/2028(a)	47,012
215,000	FREED ABS Trust, Series 2021-3FP, Class D, 2.370%, 11/20/2028(a)	202,990
1,150,000	Frontier Issuer LLC, Series 2023-1, Class A2, 6.600%, 8/20/2053(a)	1,098,837
147,250	Hardee's Funding LLC, Series 2018-1A, Class A2II, 4.959%, 6/20/2048(a)	138,756
301,640	Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, 2.636%, 10/15/2046(a)	260,761
100,000	Marlette Funding Trust, Series 2021-2A, Class C, 1.500%, 9/15/2031(a)	96,409

Principal Amount (‡)	Description	Value (†)

	ABS Other — continued
$105,000	Marlette Funding Trust, Series 2021-3A, Class C, 1.810%, 12/15/2031(a)	$97,513
125,000	Marlette Funding Trust, Series 2023-2A, Class B, 6.540%, 6/15/2033(a)	124,537
62,921	Merlin Aviation Holdings DAC, Series 2016-1, Class A, 4.500%, 12/15/2032(a)(b)	54,832
41,218	MVW LLC, Series 2021-1WA, Class C, 1.940%, 1/22/2041(a)	37,281
145,000	OneMain Financial Issuance Trust, Series 2018-2A, Class B, 3.890%, 3/14/2033(a)	140,562
240,000	OneMain Financial Issuance Trust, Series 2021-1A, Class D, 2.470%, 6/16/2036(a)	191,670
310,000	OneMain Financial Issuance Trust, Series 2022-S1, Class D, 5.200%, 5/14/2035(a)	279,786
100,000	SCF Equipment Leasing LLC, Series 2022-1A, Class D, 3.790%, 11/20/2031(a)	88,961
115,000	SCF Equipment Leasing LLC, Series 2022-2A, Class C, 6.500%, 8/20/2032(a)	111,382
52,431	Shenton Aircraft Investment I Ltd., Series 2015-1A, Class A, 4.750%, 10/15/2042(a)	44,165
37,769	Sierra Timeshare Receivables Funding LLC, Series 2019-2A, Class C, 3.120%, 5/20/2036(a)	36,539
25,088	Sierra Timeshare Receivables Funding LLC, Series 2019-3A, Class C, 3.000%, 8/20/2036(a)	23,474
26,459	Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class C, 1.790%, 11/20/2037(a)	24,567
468,373	Slam Ltd., Series 2021-1A, Class A, 2.434%, 6/15/2046(a)	398,128
341,426	Sunnova Helios X Issuer LLC, Series 2022-C, Class A, 5.300%, 11/22/2049(a)	325,467
98,529	Sunnova Helios XII Issuer LLC, Series 2023-B, Class B, 5.600%, 8/22/2050(a)	91,772
210,233	Textainer Marine Containers VII Ltd., Series 2021-1A, Class A, 1.680%, 2/20/2046(a)	177,281
338,800	Textainer Marine Containers VII Ltd., Series 2021-2A, Class A, 2.230%, 4/20/2046(a)	289,288
229,101	TIF Funding II LLC, Series 2021-1A, Class A, 1.650%, 2/20/2046(a)	189,634
145,737	WAVE Trust, Series 2017-1A, Class A, 3.844%, 11/15/2042(a)	117,154
		5,901,855
	ABS Student Loan — 0.7%
68,349	College Avenue Student Loans LLC, Series 2021-A, Class C, 2.920%, 7/25/2051(a)	61,084
29,619	Navient Private Education Refi Loan Trust, Series 2020-HA, Class A, 1.310%, 1/15/2069(a)	26,810
164,191	Navient Private Education Refi Loan Trust, Series 2021-A, Class A, 0.840%, 5/15/2069(a)	142,027
135,000	Navient Private Education Refi Loan Trust, Series 2021-A, Class B, 2.240%, 5/15/2069(a)	94,518
100,000	Navient Private Education Refi Loan Trust, Series 2021-EA, Class B, 2.030%, 12/16/2069(a)	63,794
195,000	Navient Private Education Refi Loan Trust, Series 2021-FA, Class B, 2.120%, 2/18/2070(a)	119,471
101,885	SMB Private Education Loan Trust, Series 2018-C, Class A2A, 3.630%, 11/15/2035(a)	97,594
380,537	SMB Private Education Loan Trust, Series 2020-A, Class A2A, 2.230%, 9/15/2037(a)	349,669
140,146	SMB Private Education Loan Trust, Series 2021-A, Class A2A2, 1 mo. USD SOFR + 0.844%, 6.177%, 1/15/2053(a)(c)	137,888
210,000	SMB Private Education Loan Trust, Series 2021-B, Class B, 2.650%, 7/17/2051(a)	163,088
Principal Amount (‡)	Description	Value (†)

	ABS Student Loan — continued
$100,000	SMB Private Education Loan Trust, Series 2023-C, Class B, 6.360%, 11/15/2052(a)	$97,905
100,000	SoFi Professional Loan Program LLC, Series 2017-A, Class C, 4.430%, 3/26/2040(a)(b)	91,233
		1,445,081
	ABS Whole Business — 0.6%
355,000	Applebee's Funding LLC/IHOP Funding LLC, Series 2023-1A, Class A2, 7.824%, 3/05/2053(a)	349,969
236,250	DB Master Finance LLC, Series 2017-1A, Class A2II, 4.030%, 11/20/2047(a)	214,594
160,973	Domino's Pizza Master Issuer LLC, Series 2018-1A, Class A2II, 4.328%, 7/25/2048(a)	149,436
288,363	Domino's Pizza Master Issuer LLC, Series 2021-1A, Class A2I, 2.662%, 4/25/2051(a)	243,087
97,750	Hardee's Funding LLC, Series 2021-1A, Class A2, 2.865%, 6/20/2051(a)	76,811
190,000	Planet Fitness Master Issuer LLC, Series 2018-1A, Class A2II, 4.666%, 9/05/2048(a)	182,118
		1,216,015
	Aerospace & Defense — 0.7%
390,000	Embraer Netherlands Finance BV, 7.000%, 7/28/2030(a)	386,863
50,000	Textron, Inc., 2.450%, 3/15/2031	39,730
1,125,000	Textron, Inc., 3.000%, 6/01/2030	946,649
		1,373,242
	Airlines — 1.2%
1,021,755	Air Canada Pass-Through Trust, Series 2020-2A, Class A, 5.250%, 10/01/2030(a)	980,425
35,972	American Airlines Pass-Through Trust, Series 2016-3, Class B, 3.750%, 4/15/2027	33,609
340,799	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.500%, 6/20/2027(a)	337,664
151,324	U.S. Airways Pass-Through Trust, Series 2011-1, Class A, 7.125%, 4/22/2025	151,178
361,755	U.S. Airways Pass-Through Trust, Series 2012-2, Class A, 4.625%, 12/03/2026	348,149
348,245	United Airlines Pass-Through Trust, Series 20-1, Class A, 5.875%, 4/15/2029	344,958
185,127	United Airlines Pass-Through Trust, Series 2016-2, Class B, 3.650%, 4/07/2027	173,844
		2,369,827
	Apartment REITs — 0.0%
85,000	American Homes 4 Rent LP, 2.375%, 7/15/2031	64,807
	Automotive — 0.8%
50,000	Aptiv PLC/Aptiv Corp., 3.250%, 3/01/2032	40,992
280,000	Daimler Truck Finance North America LLC, 5.500%, 9/20/2033(a)	265,491
14,000	General Motors Co., 5.200%, 4/01/2045	10,885
45,000	General Motors Co., 5.600%, 10/15/2032	42,015
250,000	General Motors Co., 6.250%, 10/02/2043	223,985
80,000	General Motors Financial Co., Inc., 5.850%, 4/06/2030	76,630
825,000	General Motors Financial Co., Inc., 6.000%, 1/09/2028	814,900
		1,474,898
	Banking — 11.0%
200,000	Ally Financial, Inc., 2.200%, 11/02/2028	158,024
45,000	American Express Co., (fixed rate to 8/03/2032, variable rate thereafter), 4.420%, 8/03/2033	40,151

Principal Amount (‡)	Description	Value (†)

	Banking — continued
$420,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.375%, 4/17/2025(a)	$412,799
1,244,000	Bank of America Corp., (fixed rate to 12/20/2027, variable rate thereafter), 3.419%, 12/20/2028	1,115,928
335,000	Bank of America Corp., (fixed rate to 4/29/2030, variable rate thereafter), 2.592%, 4/29/2031	269,203
391,000	Bank of America Corp., (fixed rate to 9/21/2031, variable rate thereafter), 2.482%, 9/21/2036	284,522
370,000	Bank of America Corp., MTN, (fixed rate to 10/24/2030, variable rate thereafter), 1.922%, 10/24/2031	279,141
45,000	Bank of America Corp., MTN, (fixed rate to 7/22/2032, variable rate thereafter), 5.015%, 7/22/2033	41,402
235,000	Bank of America Corp., MTN, (fixed rate to 7/23/2030, variable rate thereafter), 1.898%, 7/23/2031	178,566
536,000	Bank of America Corp., Series L, 4.183%, 11/25/2027	498,266
950,000	Barclays PLC, (fixed rate to 11/24/2026, variable rate thereafter), 2.279%, 11/24/2027	837,013
555,000	Barclays PLC, (fixed rate to 3/15/2028, variable rate thereafter), 4.375%(e)	385,193
200,000	Barclays PLC, (fixed rate to 5/09/2033, variable rate thereafter), 6.224%, 5/09/2034	189,458
1,245,000	Barclays PLC, (fixed rate to 9/23/2030, variable rate thereafter), 3.564%, 9/23/2035	961,278
1,145,000	BNP Paribas SA, 2.824%, 1/26/2041(a)	699,641
415,000	BNP Paribas SA, (fixed rate to 1/20/2027, variable rate thereafter), 2.591%, 1/20/2028(a)	369,724
1,040,000	BNP Paribas SA, (fixed rate to 3/01/2028, variable rate thereafter), 4.375%, 3/01/2033(a)	923,279
285,000	CaixaBank SA, (fixed rate to 9/13/2033, variable rate thereafter), 6.840%, 9/13/2034(a)	279,465
1,060,000	Citigroup, Inc., (fixed rate to 3/31/2030, variable rate thereafter), 4.412%, 3/31/2031	953,541
80,000	Citigroup, Inc., (fixed rate to 6/03/2030, variable rate thereafter), 2.572%, 6/03/2031	63,793
640,000	Credit Agricole SA, 2.811%, 1/11/2041(a)	393,334
250,000	Credit Agricole SA, (fixed rate to 1/10/2028, variable rate thereafter), 4.000%, 1/10/2033	221,673
265,000	Deutsche Bank AG, (fixed rate to 10/07/2031, variable rate thereafter), 3.742%, 1/07/2033	190,162
400,000	Deutsche Bank AG, (fixed rate to 10/14/2030, variable rate thereafter), 3.729%, 1/14/2032	297,758
50,000	Goldman Sachs Group, Inc., (fixed rate to 2/24/2032, variable rate thereafter), 3.102%, 2/24/2033	39,985
2,125,000	Goldman Sachs Group, Inc., (fixed rate to 8/23/2027, variable rate thereafter), 4.482%, 8/23/2028	2,011,336
470,000	HSBC Holdings PLC, (fixed rate to 3/09/2028, variable rate thereafter), 6.161%, 3/09/2029	465,273
200,000	ING Groep NV, (fixed rate to 9/11/2033, variable rate thereafter), 6.114%, 9/11/2034	194,222
220,000	JPMorgan Chase & Co., (fixed rate to 10/15/2029, variable rate thereafter), 2.739%, 10/15/2030	183,979
740,000	JPMorgan Chase & Co., (fixed rate to 11/19/2030, variable rate thereafter), 1.764%, 11/19/2031	556,600
45,000	JPMorgan Chase & Co., (fixed rate to 7/25/2032, variable rate thereafter), 4.912%, 7/25/2033	41,402
61,000	Morgan Stanley, 3.950%, 4/23/2027	56,658
115,000	Morgan Stanley, (fixed rate to 1/19/2033, variable rate thereafter), 5.948%, 1/19/2038	107,488
Principal Amount (‡)	Description	Value (†)

	Banking — continued
$40,000	Morgan Stanley, (fixed rate to 10/18/2032, variable rate thereafter), 6.342%, 10/18/2033	$40,228
533,000	Morgan Stanley, GMTN, 4.350%, 9/08/2026	508,204
867,000	Morgan Stanley, MTN, 6.250%, 8/09/2026	876,265
1,205,000	Morgan Stanley, MTN, (fixed rate to 2/13/2031, variable rate thereafter), 1.794%, 2/13/2032	892,360
655,000	NatWest Group PLC, (fixed rate to 6/14/2026, variable rate thereafter), 1.642%, 6/14/2027	578,450
200,000	NatWest Group PLC, (fixed rate to 9/30/2027, variable rate thereafter), 5.516%, 9/30/2028	193,523
1,685,000	Societe Generale SA, (fixed rate to 7/08/2030, variable rate thereafter), 3.653%, 7/08/2035(a)	1,325,783
470,000	Sumitomo Mitsui Financial Group, Inc., 5.464%, 1/13/2026	465,323
255,000	Synchrony Bank, 5.400%, 8/22/2025	245,305
330,000	Synchrony Bank, 5.625%, 8/23/2027	306,474
250,000	UBS Group AG, (fixed rate to 11/15/2032, variable rate thereafter), 9.016%, 11/15/2033(a)	288,704
250,000	UBS Group AG, (fixed rate to 6/05/2025, variable rate thereafter), 2.193%, 6/05/2026(a)	232,515
405,000	UBS Group AG, (fixed rate to 7/15/2025, variable rate thereafter), 6.373%, 7/15/2026(a)	403,473
395,000	UBS Group AG, (fixed rate to 8/11/2027, variable rate thereafter), 6.442%, 8/11/2028(a)	394,246
500,000	UBS Group AG, (fixed rate to 8/12/2032, variable rate thereafter), 6.537%, 8/12/2033(a)	495,300
540,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035(a)	452,684
		21,399,094
	Brokerage — 0.4%
110,000	Jefferies Financial Group, Inc., 5.875%, 7/21/2028	107,650
733,000	Jefferies Financial Group, Inc., 6.250%, 1/15/2036	720,465
		828,115
	Building Materials — 1.2%
1,045,000	Cemex SAB de CV, 3.875%, 7/11/2031(a)	875,308
310,000	Cemex SAB de CV, (fixed rate to 6/08/2026, variable rate thereafter), 5.125%(a)(e)	290,220
211,000	Masco Corp., 6.500%, 8/15/2032	212,552
104,000	Masco Corp., 7.750%, 8/01/2029	112,760
778,000	Owens Corning, 7.000%, 12/01/2036	821,128
		2,311,968
	Cable Satellite — 2.2%
325,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 2.300%, 2/01/2032	236,852
1,285,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 2.800%, 4/01/2031	1,002,116
890,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.700%, 4/01/2051	517,885
30,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.850%, 4/01/2061	16,766
1,580,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.950%, 6/30/2062	896,246
220,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.400%, 4/01/2033	187,118

Principal Amount (‡)	Description	Value (†)

	Cable Satellite — continued
$165,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 5.125%, 7/01/2049	$120,279
400,000	CSC Holdings LLC, 3.375%, 2/15/2031(a)	272,575
200,000	CSC Holdings LLC, 4.125%, 12/01/2030(a)	141,543
800,000	CSC Holdings LLC, 4.625%, 12/01/2030(a)	425,322
125,000	DISH DBS Corp., 5.125%, 6/01/2029	69,297
170,000	DISH DBS Corp., 5.250%, 12/01/2026(a)	144,475
265,000	DISH DBS Corp., 5.750%, 12/01/2028(a)	203,719
145,000	Time Warner Cable LLC, 5.500%, 9/01/2041	113,424
		4,347,617
	Chemicals — 0.4%
200,000	Braskem Netherlands Finance BV, 4.500%, 1/31/2030(a)	163,006
400,000	Braskem Netherlands Finance BV, 5.875%, 1/31/2050(a)	288,114
80,000	Celanese U.S. Holdings LLC, 6.330%, 7/15/2029	78,417
60,000	Celanese U.S. Holdings LLC, 6.379%, 7/15/2032	57,811
135,000	Celanese U.S. Holdings LLC, 6.700%, 11/15/2033	131,411
		718,759
	Collateralized Mortgage Obligations — 0.1%
121,544	Federal Home Loan Mortgage Corp., Series 2912, Class EH, REMIC, 5.500%, 1/15/2035	120,476
	Construction Machinery — 0.7%
200,000	Ashtead Capital, Inc., 5.500%, 8/11/2032(a)	184,790
200,000	Ashtead Capital, Inc., 5.950%, 10/15/2033(a)	189,871
970,000	Caterpillar Financial Services Corp., MTN, 0.450%, 5/17/2024	939,645
		1,314,306
	Consumer Cyclical Services — 1.0%
330,000	Expedia Group, Inc., 2.950%, 3/15/2031	265,863
1,245,000	Expedia Group, Inc., 3.250%, 2/15/2030	1,053,025
210,000	Uber Technologies, Inc., 4.500%, 8/15/2029(a)	187,710
375,000	Uber Technologies, Inc., 7.500%, 9/15/2027(a)	378,114
		1,884,712
	Diversified Manufacturing — 0.4%
55,000	Ingersoll Rand, Inc., 5.700%, 8/14/2033	53,081
65,000	Nordson Corp., 5.600%, 9/15/2028	64,376
85,000	Nordson Corp., 5.800%, 9/15/2033	83,028
525,000	Veralto Corp., 5.450%, 9/18/2033(a)	507,948
		708,433
	Electric — 0.3%
140,000	Pacific Gas & Electric Co., 3.250%, 6/01/2031	111,256
200,000	Pacific Gas & Electric Co., 4.300%, 3/15/2045	135,339
45,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	39,778
100,000	Pacific Gas & Electric Co., 5.450%, 6/15/2027	96,243
230,000	Southern Co., 5.700%, 3/15/2034	225,249
		607,865
	Finance Companies — 4.5%
465,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.000%, 10/29/2028	398,727
550,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.300%, 1/30/2032	437,201
150,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.400%, 10/29/2033	116,028
200,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.750%, 6/06/2028	195,394
265,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.150%, 9/30/2030	261,014
225,000	Air Lease Corp., 3.125%, 12/01/2030	183,209
191,000	Air Lease Corp., 4.625%, 10/01/2028	176,965
Principal Amount (‡)	Description	Value (†)

	Finance Companies — continued
$125,000	Air Lease Corp., MTN, 3.000%, 2/01/2030	$102,812
420,000	Aircastle Ltd., 6.500%, 7/18/2028(a)	411,885
395,000	Ares Capital Corp., 2.875%, 6/15/2028	330,375
565,000	Ares Capital Corp., 3.200%, 11/15/2031	432,307
350,000	Aviation Capital Group LLC, 1.950%, 1/30/2026(a)	314,666
170,000	Aviation Capital Group LLC, 6.250%, 4/15/2028(a)	166,051
310,000	Barings BDC, Inc., 3.300%, 11/23/2026	271,990
1,110,000	Blackstone Secured Lending Fund, 2.125%, 2/15/2027	941,096
575,000	Blue Owl Capital Corp., 2.875%, 6/11/2028	472,808
490,000	Blue Owl Capital Corp., 4.250%, 1/15/2026	458,413
110,000	Blue Owl Technology Finance Corp., 2.500%, 1/15/2027	92,354
495,000	GATX Corp., 5.450%, 9/15/2033	464,533
30,000	GATX Corp., 6.050%, 3/15/2034	29,298
75,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	64,582
375,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.875%, 10/15/2026(a)	330,259
330,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029(a)	272,823
995,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031(a)	793,383
865,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033(a)	653,233
300,000	SMBC Aviation Capital Finance DAC, 5.450%, 5/03/2028(a)	289,924
		8,661,330
	Financial Other — 0.0%
200,000	CIFI Holdings Group Co. Ltd., 6.450%, 11/07/2024(f)	13,240
200,000	Country Garden Holdings Co. Ltd., 3.300%, 1/12/2031	12,442
200,000	Logan Group Co. Ltd., 4.850%, 12/14/2026(f)	10,000
200,000	Shimao Group Holdings Ltd., 4.750%, 7/03/2022(f)	7,498
200,000	Shimao Group Holdings Ltd., 5.200%, 1/16/2027(f)	6,000
200,000	Shimao Group Holdings Ltd., 5.600%, 7/15/2026(f)	7,950
200,000	Shimao Group Holdings Ltd., 6.125%, 2/21/2024(f)	8,000
200,000	Times China Holdings Ltd., 5.750%, 1/14/2027(f)	6,000
200,000	Times China Holdings Ltd., 6.200%, 3/22/2026(f)	6,000
		77,130
	Food & Beverage — 0.3%
185,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 3.000%, 2/02/2029	155,250
225,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 3.750%, 12/01/2031	180,234
300,000	Pilgrim's Pride Corp., 3.500%, 3/01/2032	231,990
5,000	Pilgrim's Pride Corp., 4.250%, 4/15/2031	4,171
		571,645
	Gaming — 0.9%
425,000	Genm Capital Labuan Ltd., 3.882%, 4/19/2031(a)	332,543
190,000	GLP Capital LP/GLP Financing II, Inc., 3.250%, 1/15/2032	147,457
45,000	VICI Properties LP, 5.125%, 5/15/2032	40,278
80,000	VICI Properties LP/VICI Note Co., Inc., 3.875%, 2/15/2029(a)	69,129
365,000	VICI Properties LP/VICI Note Co., Inc., 4.250%, 12/01/2026(a)	340,089
295,000	VICI Properties LP/VICI Note Co., Inc., 4.500%, 9/01/2026(a)	277,139
265,000	VICI Properties LP/VICI Note Co., Inc., 4.625%, 6/15/2025(a)	255,908
215,000	VICI Properties LP/VICI Note Co., Inc., 5.625%, 5/01/2024(a)	213,639
		1,676,182

Principal Amount (‡)	Description	Value (†)

	Government Owned - No Guarantee — 0.8%
$955,000	Antares Holdings LP, 3.750%, 7/15/2027(a)	$822,733
780,000	Pertamina Persero PT, 6.450%, 5/30/2044(a)	745,048
200,000	Sino-Ocean Land Treasure IV Ltd., 4.750%, 1/14/2030(g)	6,568
		1,574,349
	Health Insurance — 0.6%
20,000	Centene Corp., 2.450%, 7/15/2028	16,897
865,000	Centene Corp., 2.500%, 3/01/2031	664,509
155,000	Centene Corp., 2.625%, 8/01/2031	118,715
110,000	Centene Corp., 3.000%, 10/15/2030	88,727
135,000	Centene Corp., 3.375%, 2/15/2030	112,600
115,000	Centene Corp., 4.625%, 12/15/2029	103,572
45,000	Elevance Health, Inc., 4.100%, 5/15/2032	40,082
		1,145,102
	Healthcare — 0.9%
200,000	Alcon Finance Corp., 5.375%, 12/06/2032(a)	193,996
55,000	CVS Health Corp., 1.750%, 8/21/2030	42,323
105,000	CVS Health Corp., 5.250%, 1/30/2031	100,886
55,000	HCA, Inc., 2.375%, 7/15/2031	42,096
195,000	HCA, Inc., 3.500%, 9/01/2030	164,975
1,192,000	HCA, Inc., 4.500%, 2/15/2027	1,137,889
75,000	HCA, Inc., 5.500%, 6/01/2033	70,929
		1,753,094
	Home Construction — 0.9%
195,000	MDC Holdings, Inc., 3.966%, 8/06/2061	107,328
510,000	MDC Holdings, Inc., 6.000%, 1/15/2043	426,834
260,000	Meritage Homes Corp., 3.875%, 4/15/2029(a)	223,660
981,000	PulteGroup, Inc., 6.000%, 2/15/2035	943,340
		1,701,162
	Hybrid ARMs — 0.0%
6,652	Federal National Mortgage Association, 1 yr. RFUCC Treasury + 1.810%, 5.668%, 9/01/2036(c)	6,793
1,611	Federal National Mortgage Association, 6 mo. RFUCC Treasury + 1.460%, 7.161%, 2/01/2037(c)	1,633
		8,426
	Independent Energy — 3.2%
1,160,000	Aker BP ASA, 3.750%, 1/15/2030(a)	996,784
985,000	Continental Resources, Inc., 2.875%, 4/01/2032(a)	737,616
1,280,000	Continental Resources, Inc., 5.750%, 1/15/2031(a)	1,202,503
190,000	Diamondback Energy, Inc., 3.125%, 3/24/2031	158,266
40,000	Diamondback Energy, Inc., 6.250%, 3/15/2033	40,023
280,000	Energian Israel Finance Ltd., 5.375%, 3/30/2028(a)	251,118
370,000	Energian Israel Finance Ltd., 5.875%, 3/30/2031(a)	320,883
100,000	EQT Corp., 3.125%, 5/15/2026(a)	92,519
385,000	EQT Corp., 3.625%, 5/15/2031(a)	325,687
430,000	EQT Corp., 3.900%, 10/01/2027	397,739
165,000	EQT Corp., 5.000%, 1/15/2029	155,102
85,000	EQT Corp., 5.700%, 4/01/2028	83,307
53,000	EQT Corp., 6.125%, 2/01/2025	52,817
100,000	EQT Corp., 7.000%, 2/01/2030	102,874
40,000	Marathon Oil Corp., 6.800%, 3/15/2032	40,603
440,000	Ovintiv, Inc., 6.500%, 8/15/2034	433,343
40,000	Ovintiv, Inc., 7.375%, 11/01/2031	41,913
65,000	Southwestern Energy Co., 4.750%, 2/01/2032	55,789
220,000	Var Energi ASA, 7.500%, 1/15/2028(a)	225,751
385,000	Var Energi ASA, 8.000%, 11/15/2032(a)	403,980
		6,118,617
	Industrial Other — 0.3%
500,000	Jacobs Engineering Group, Inc., 6.350%, 8/18/2028	498,544
Principal Amount (‡)	Description	Value (†)

	Leisure — 0.3%
$70,000	Carnival Corp., 4.000%, 8/01/2028(a)	$60,695
70,000	Carnival Corp., 7.000%, 8/15/2029(a)	69,022
80,000	NCL Corp. Ltd., 5.875%, 3/15/2026(a)	73,859
250,000	NCL Corp. Ltd., 5.875%, 2/15/2027(a)	237,443
110,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028(a)	100,869
		541,888
	Life Insurance — 2.5%
490,000	Athene Global Funding, 1.608%, 6/29/2026(a)	428,119
975,000	Athene Global Funding, 1.716%, 1/07/2025(a)	915,241
159,000	Brighthouse Financial, Inc., 4.700%, 6/22/2047	110,430
1,488,000	National Life Insurance Co., 10.500%, 9/15/2039(a)	1,806,358
1,560,000	NLV Financial Corp., 7.500%, 8/15/2033(a)	1,543,589
		4,803,737
	Lodging — 0.2%
165,000	Marriott International, Inc., Series HH, 2.850%, 4/15/2031	133,006
40,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029(a)	33,516
65,000	Travel & Leisure Co., 4.500%, 12/01/2029(a)	54,519
55,000	Travel & Leisure Co., 4.625%, 3/01/2030(a)	46,284
10,000	Travel & Leisure Co., 6.000%, 4/01/2027	9,514
10,000	Travel & Leisure Co., 6.625%, 7/31/2026(a)	9,730
		286,569
	Media Entertainment — 2.1%
55,000	Electronic Arts, Inc., 1.850%, 2/15/2031	42,733
55,000	iHeartCommunications, Inc., 4.750%, 1/15/2028(a)	42,046
25,000	iHeartCommunications, Inc., 5.250%, 8/15/2027(a)	19,813
985,000	Meta Platforms, Inc., 4.950%, 5/15/2033	943,974
935,000	Netflix, Inc., 4.875%, 6/15/2030(a)	885,172
60,000	Netflix, Inc., 5.375%, 11/15/2029(a)	58,544
425,000	Netflix, Inc., 5.875%, 11/15/2028	427,406
645,000	Netflix, Inc., 6.375%, 5/15/2029	665,999
415,000	Warnermedia Holdings, Inc., 3.755%, 3/15/2027	383,135
155,000	Warnermedia Holdings, Inc., 4.054%, 3/15/2029	138,099
480,000	Warnermedia Holdings, Inc., 4.279%, 3/15/2032	407,433
		4,014,354
	Metals & Mining — 3.2%
735,000	Anglo American Capital PLC, 2.875%, 3/17/2031(a)	584,129
465,000	Anglo American Capital PLC, 5.500%, 5/02/2033(a)	434,991
640,000	ArcelorMittal SA, 6.800%, 11/29/2032	635,612
200,000	First Quantum Minerals Ltd., 6.875%, 10/15/2027(a)	191,875
1,360,000	Glencore Funding LLC, 2.500%, 9/01/2030(a)	1,075,379
645,000	Glencore Funding LLC, 2.850%, 4/27/2031(a)	511,816
205,000	Glencore Funding LLC, 5.700%, 5/08/2033(a)	194,387
680,000	Glencore Funding LLC, 6.125%, 10/06/2028(a)	678,833
650,000	Glencore Funding LLC, 6.375%, 10/06/2030(a)	648,250
1,155,000	Glencore Funding LLC, 6.500%, 10/06/2033(a)	1,152,962
50,000	Steel Dynamics, Inc., 3.250%, 1/15/2031	42,322
85,000	Volcan Cia Minera SAA, 4.375%, 2/11/2026(a)	48,517
		6,199,073
	Midstream — 2.1%
135,000	Cheniere Energy Partners LP, 3.250%, 1/31/2032	107,298
655,000	Cheniere Energy Partners LP, 4.000%, 3/01/2031	559,983
75,000	Cheniere Energy Partners LP, 4.500%, 10/01/2029	67,911
240,000	DCP Midstream Operating LP, 3.250%, 2/15/2032	193,635
50,000	DCP Midstream Operating LP, 5.125%, 5/15/2029	47,633
125,000	DCP Midstream Operating LP, 6.450%, 11/03/2036(a)	122,906
625,000	Enbridge, Inc., 5.700%, 3/08/2033	598,749
588,000	Energy Transfer LP, 5.000%, 5/15/2044	458,716
370,000	Energy Transfer LP, 5.750%, 2/15/2033	355,667
145,000	EnLink Midstream LLC, 6.500%, 9/01/2030(a)	140,675

Principal Amount (‡)	Description	Value (†)

	Midstream — continued
$40,000	Enterprise Products Operating LLC, 5.350%, 1/31/2033	$39,106
45,000	MPLX LP, 5.000%, 3/01/2033	41,006
43,000	ONEOK Partners LP, 6.200%, 9/15/2043	39,913
55,000	Plains All American Pipeline LP/PAA Finance Corp., 3.800%, 9/15/2030	47,242
5,000	Plains All American Pipeline LP/PAA Finance Corp., 4.300%, 1/31/2043	3,553
25,000	Targa Resources Corp., 5.200%, 7/01/2027	24,498
250,000	Targa Resources Corp., 6.125%, 3/15/2033	245,075
50,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.000%, 1/15/2032	41,985
70,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.875%, 2/01/2031	62,695
80,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.500%, 3/01/2030	74,873
165,000	Venture Global Calcasieu Pass LLC, 3.875%, 11/01/2033(a)	128,110
75,000	Venture Global Calcasieu Pass LLC, 6.250%, 1/15/2030(a)	71,540
85,000	Western Midstream Operating LP, 4.050%, 2/01/2030	74,298
120,000	Western Midstream Operating LP, 5.250%, 2/01/2050	93,484
195,000	Western Midstream Operating LP, 5.300%, 3/01/2048	152,206
35,000	Western Midstream Operating LP, 5.450%, 4/01/2044	28,214
25,000	Western Midstream Operating LP, 5.500%, 8/15/2048	19,878
40,000	Western Midstream Operating LP, 6.150%, 4/01/2033	38,576
215,000	Western Midstream Operating LP, 6.350%, 1/15/2029	215,443
45,000	Williams Cos., Inc., 4.650%, 8/15/2032	40,935
		4,135,803
	Natural Gas — 0.1%
115,000	Southern Co. Gas Capital Corp., 5.750%, 9/15/2033	112,737
	Non-Agency Commercial Mortgage-Backed Securities — 2.2%
35,441	BB-UBS Trust, Series 2012-TFT, Class A, 2.892%, 6/05/2030(a)	31,126
95,000	BPR Trust, Series 2021-NRD, Class B, 1 mo. USD SOFR + 2.124%, 7.457%, 12/15/2038(a)(c)	89,011
105,000	BPR Trust, Series 2021-NRD, Class C, 1 mo. USD SOFR + 2.424%, 7.757%, 12/15/2038(a)(c)	98,081
65,000	BPR Trust, Series 2021-NRD, Class D, 1 mo. USD SOFR + 3.723%, 9.056%, 12/15/2038(a)(c)	60,365
290,000	BPR Trust, Series 2022-STAR, Class A, 1 mo. USD SOFR + 3.232%, 8.564%, 8/15/2024(a)(c)	287,878
9,949	Commercial Mortgage Pass-Through Certificates, Series 2012-CR3, Class AM, 3.416%, 10/15/2045(a)	9,193
100,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class B, 4.185%, 9/15/2037(a)	78,976
205,000	DC Commercial Mortgage Trust, Series 2023-DC, Class B, 6.804%, 9/12/2040(a)	204,163
118,811	Extended Stay America Trust, Series 2021-ESH, Class B, 1 mo. USD SOFR + 1.494%, 6.827%, 7/15/2038(a)(c)	117,357
133,068	Extended Stay America Trust, Series 2021-ESH, Class C, 1 mo. USD SOFR + 1.814%, 7.147%, 7/15/2038(a)(c)	131,079
Principal Amount (‡)	Description	Value (†)

	Non-Agency Commercial Mortgage-Backed Securities — continued
$95,049	Extended Stay America Trust, Series 2021-ESH, Class D, 1 mo. USD SOFR + 2.364%, 7.697%, 7/15/2038(a)(c)	$93,498
105,000	GS Mortgage Securities Corp. Trust, Series 2012-BWTR, Class A, 2.954%, 11/05/2034(a)	76,888
115,000	GS Mortgage Securities Corportation Trust, Series 2013-PEMB, Class A, 3.668%, 3/05/2033(a)(b)	98,971
125,000	GS Mortgage Securities Corportation Trust, Series 2013-PEMB, Class B, 3.668%, 3/05/2033(a)(b)	100,167
125,000	GS Mortgage Securities Trust, Series 2014-GC18, Class AS, 4.383%, 1/10/2047	118,150
185,000	GS Mortgage Securities Trust, Series 2014-GC18, Class B, 4.885%, 1/10/2047(b)	153,869
403,659	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class C, 3.910%, 12/15/2047(a)(b)	360,510
105,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32, Class A5, 3.598%, 11/15/2048	98,033
223,925	Med Trust, Series 2021-MDLN, Class B, 1 mo. USD SOFR + 1.564%, 6.897%, 11/15/2038(a)(c)	218,304
199,045	Med Trust, Series 2021-MDLN, Class C, 1 mo. USD SOFR + 1.914%, 7.247%, 11/15/2038(a)(c)	193,263
99,522	Med Trust, Series 2021-MDLN, Class D, 1 mo. USD SOFR + 2.114%, 7.447%, 11/15/2038(a)(c)	95,400
55,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class C, 5.074%, 10/15/2046(b)	52,220
495,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class C, 4.224%, 9/15/2049(b)	372,778
93,294	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class A2, 3.277%, 10/15/2030(a)	76,968
81,807	Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class B, 4.087%, 7/15/2046(b)	66,468
155,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class AS, 4.020%, 8/15/2050	149,755
22,173	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 6.050%, 3/15/2044(a)(b)	6,332
145,000	WFRBS Commercial Mortgage Trust, Series 2013-C15, Class B, 4.352%, 8/15/2046(b)	120,348
175,000	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class B, 4.378%, 5/15/2047	134,803
655,000	WFRBS Commercial Mortgage Trust, Series 2014-C24, Class B, 4.204%, 11/15/2047(b)	561,496
		4,255,450
	Office REITs — 0.0%
85,000	Corporate Office Properties LP, 2.750%, 4/15/2031	63,797
	Paper — 0.4%
552,000	Georgia-Pacific LLC, 7.250%, 6/01/2028	578,487
137,000	WestRock MWV LLC, 7.550%, 3/01/2047	142,189
104,000	WestRock MWV LLC, 8.200%, 1/15/2030	114,480
		835,156
	Pharmaceuticals — 1.1%
40,000	Amgen, Inc., 5.250%, 3/02/2033	38,238
100,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028(a)	56,869
415,000	Pfizer Investment Enterprises Pte. Ltd., 4.750%, 5/19/2033	392,290
150,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	133,016
765,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	478,864

Principal Amount (‡)	Description	Value (†)

	Pharmaceuticals — continued
$240,000	Teva Pharmaceutical Finance Netherlands III BV, 4.750%, 5/09/2027	$220,208
200,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/09/2029	180,800
400,000	Teva Pharmaceutical Finance Netherlands III BV, 7.875%, 9/15/2029	405,226
200,000	Teva Pharmaceutical Finance Netherlands III BV, 8.125%, 9/15/2031	206,910
		2,112,421
	Property & Casualty Insurance — 0.2%
555,000	Stewart Information Services Corp., 3.600%, 11/15/2031	407,843
	Restaurants — 0.0%
50,000	Starbucks Corp., 3.000%, 2/14/2032	41,369
	Retail REITs — 0.0%
70,000	Brixmor Operating Partnership LP, 2.250%, 4/01/2028	58,946
	Retailers — 1.7%
2,680,000	Amazon.com, Inc., 0.450%, 5/12/2024	2,596,956
50,000	AutoNation, Inc., 3.850%, 3/01/2032	40,640
650,000	AutoZone, Inc., 4.000%, 4/15/2030	585,603
50,000	Dollar Tree, Inc., 2.650%, 12/01/2031	38,747
125,000	Tapestry, Inc., 3.050%, 3/15/2032	91,571
		3,353,517
	Technology — 7.3%
50,000	Arrow Electronics, Inc., 2.950%, 2/15/2032	39,092
165,000	Broadcom, Inc., 2.450%, 2/15/2031(a)	128,965
145,000	Broadcom, Inc., 2.600%, 2/15/2033(a)	108,124
280,000	Broadcom, Inc., 3.137%, 11/15/2035(a)	204,143
240,000	Broadcom, Inc., 3.187%, 11/15/2036(a)	172,317
260,000	Broadcom, Inc., 3.419%, 4/15/2033(a)	207,963
295,000	Broadcom, Inc., 3.469%, 4/15/2034(a)	231,696
380,000	Broadcom, Inc., 4.150%, 11/15/2030	336,578
130,000	Broadcom, Inc., 4.150%, 4/15/2032(a)	112,816
85,000	Broadcom, Inc., 4.300%, 11/15/2032	74,157
105,000	CDW LLC/CDW Finance Corp., 2.670%, 12/01/2026	94,700
255,000	CDW LLC/CDW Finance Corp., 3.250%, 2/15/2029	217,436
1,005,000	CDW LLC/CDW Finance Corp., 3.569%, 12/01/2031	827,758
130,000	CDW LLC/CDW Finance Corp., 4.250%, 4/01/2028	118,498
155,000	CommScope Technologies LLC, 5.000%, 3/15/2027(a)	87,970
250,000	CommScope, Inc., 4.750%, 9/01/2029(a)	183,886
45,000	Dell International LLC/EMC Corp., 5.750%, 2/01/2033	43,723
715,000	Entegris Escrow Corp., 4.750%, 4/15/2029(a)	642,791
430,000	Equinix, Inc., 2.000%, 5/15/2028	362,637
1,175,000	Equinix, Inc., 2.150%, 7/15/2030	922,882
765,000	Fiserv, Inc., 5.625%, 8/21/2033	741,242
170,000	Flex Ltd., 6.000%, 1/15/2028	169,134
185,000	Global Payments, Inc., 2.900%, 5/15/2030	151,668
235,000	Global Payments, Inc., 2.900%, 11/15/2031	184,351
130,000	Global Payments, Inc., 5.300%, 8/15/2029	123,974
280,000	Global Payments, Inc., 5.400%, 8/15/2032	262,459
130,000	Jabil, Inc., 1.700%, 4/15/2026	116,783
375,000	Jabil, Inc., 3.600%, 1/15/2030	324,695
330,000	Jabil, Inc., 3.950%, 1/12/2028	305,177
125,000	Leidos, Inc., 2.300%, 2/15/2031	96,129
470,000	Leidos, Inc., 5.750%, 3/15/2033	450,429
295,000	Marvell Technology, Inc., 2.450%, 4/15/2028	254,823
250,000	Marvell Technology, Inc., 2.950%, 4/15/2031	202,255
5,000	Marvell Technology, Inc., 5.950%, 9/15/2033	4,908
55,000	Micron Technology, Inc., 2.703%, 4/15/2032	42,004
Principal Amount (‡)	Description	Value (†)

	Technology — continued
$120,000	Micron Technology, Inc., 4.663%, 2/15/2030	$109,203
155,000	Micron Technology, Inc., 5.327%, 2/06/2029	149,388
425,000	Micron Technology, Inc., 5.875%, 2/09/2033	405,986
1,050,000	Micron Technology, Inc., 5.875%, 9/15/2033	1,000,077
580,000	Micron Technology, Inc., 6.750%, 11/01/2029	589,306
40,000	Motorola Solutions, Inc., 5.600%, 6/01/2032	38,266
165,000	Open Text Corp., 6.900%, 12/01/2027(a)	165,376
50,000	Oracle Corp., 2.950%, 4/01/2030	42,074
600,000	Oracle Corp., 3.950%, 3/25/2051	411,327
275,000	Oracle Corp., 6.150%, 11/09/2029	279,167
190,000	S&P Global, Inc., 5.250%, 9/15/2033(a)	185,199
80,000	Sensata Technologies, Inc., 3.750%, 2/15/2031(a)	64,746
200,000	SK Hynix, Inc., 6.375%, 1/17/2028(a)	199,650
545,000	TD SYNNEX Corp., 1.750%, 8/09/2026	478,928
450,000	Trimble, Inc., 6.100%, 3/15/2033	440,878
310,000	Verisk Analytics, Inc., 5.750%, 4/01/2033	308,261
460,000	VMware, Inc., 2.200%, 8/15/2031	347,130
140,000	Western Digital Corp., 2.850%, 2/01/2029	112,398
310,000	Western Digital Corp., 4.750%, 2/15/2026	295,383
		14,170,906
	Transportation Services — 0.4%
140,000	ERAC USA Finance LLC, 4.900%, 5/01/2033(a)	131,819
562,000	ERAC USA Finance LLC, 6.700%, 6/01/2034(a)	593,197
		725,016
	Treasuries — 12.3%
4,833(h )	Brazil Notas do Tesouro Nacional, Series NTNF, 10.000%, 1/01/2029, (BRL)	914,156
95,159(i )	Mexico Bonos, Series M, 7.500%, 5/26/2033, (MXN)	463,703
10,315,000	Republic of South Africa Government Bonds, Series 2035, 8.875%, 2/28/2035, (ZAR)	429,298
2,485,000	U.S. Treasury Bonds, 2.250%, 2/15/2052	1,524,975
7,125,000	U.S. Treasury Bonds, 3.250%, 5/15/2042	5,677,734
14,990,000	U.S. Treasury Notes, 4.625%, 6/30/2025	14,861,765
		23,871,631
	Wireless — 2.0%
370,000	American Tower Corp., 5.500%, 3/15/2028	363,002
555,000	American Tower Corp., 5.900%, 11/15/2033	541,853
50,000	Crown Castle, Inc., 5.100%, 5/01/2033	46,227
585,000	Sprint Capital Corp., 8.750%, 3/15/2032	676,755
100,000	T-Mobile USA, Inc., 2.400%, 3/15/2029	84,147
230,000	T-Mobile USA, Inc., 2.700%, 3/15/2032	179,914
620,000	T-Mobile USA, Inc., 3.375%, 4/15/2029	545,315
305,000	T-Mobile USA, Inc., 3.500%, 4/15/2031	257,899
1,120,000	T-Mobile USA, Inc., 3.875%, 4/15/2030	992,287
225,000	T-Mobile USA, Inc., 5.750%, 1/15/2034	219,492
		3,906,891
	Wirelines — 0.0%
55,000	Verizon Communications, Inc., 2.355%, 3/15/2032	41,963
	Total Non-Convertible Bonds (Identified Cost $186,126,483)	165,739,592

Convertible Bonds — 1.5%
	Airlines — 0.1%
210,000	Southwest Airlines Co., 1.250%, 5/01/2025	208,425
	Cable Satellite — 0.4%
965,000	DISH Network Corp., 3.375%, 8/15/2026	579,965
180,000	DISH Network Corp., Zero Coupon, 6.944%–9.514%, 12/15/2025(j)	121,264
		701,229

Principal Amount (‡)	Description	Value (†)

	Consumer Cyclical Services — 0.1%
$245,000	Uber Technologies, Inc., Zero Coupon, 0.000%–1.922%, 12/15/2025(j)	$228,783
	Electric — 0.2%
490,000	PPL Capital Funding, Inc., 2.875%, 3/15/2028(a)	445,900
	Healthcare — 0.2%
600,000	Teladoc Health, Inc., 1.250%, 6/01/2027	478,140
	Pharmaceuticals — 0.4%
150,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/01/2024	145,500
465,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027	460,629
130,000	Livongo Health, Inc., 0.875%, 6/01/2025	118,729
		724,858
	Retailers — 0.1%
35,000	Etsy, Inc., 0.125%, 9/01/2027	28,000
185,000	Etsy, Inc., 0.250%, 6/15/2028	139,768
		167,768
	Total Convertible Bonds (Identified Cost $3,731,629)	2,955,103

Municipals — 0.4%
	Virginia — 0.4%
805,000	Tobacco Settlement Financing Corp., 6.706%, 6/01/2046 (Identified Cost $797,064)	666,214
	Total Bonds and Notes (Identified Cost $190,655,176)	169,360,909

Collateralized Loan Obligations — 3.9%
395,000	522 Funding CLO Ltd., Series 2021-7A, Class D, 3 mo. USD SOFR + 3.162%, 8.507%, 4/23/2034(a)(c)	370,196
250,000	AGL CLO 5 Ltd., Series 2020-5A, Class BR, 3 mo. USD SOFR + 1.962%, 7.288%, 7/20/2034(a)(c)	247,376
600,000	Alinea CLO Ltd., Series 2018-1A, Class B, 3 mo. USD SOFR + 1.912%, 7.238%, 7/20/2031(a)(c)	595,309
250,000	Battalion CLO VIII Ltd., Series 2015-8A, Class A2R2, 3 mo. USD SOFR + 1.812%, 7.122%, 7/18/2030(a)(c)	246,920
250,000	Canyon CLO Ltd., Series 2021-4A, Class B, 3 mo. USD SOFR + 1.962%, 7.270%, 10/15/2034(a)(c)	244,850
270,000	Carlyle U.S. CLO Ltd., Series 2021-9A, Class B, 3 mo. USD SOFR + 1.912%, 7.238%, 10/20/2034(a)(c)	264,817
250,000	CIFC Funding Ltd., Series 2021-6A, Class B, 3 mo. USD SOFR + 1.912%, 7.220%, 10/15/2034(a)(c)	245,609
455,000	Dryden 53 CLO Ltd., Series 2017-53A, Class B, 3 mo. USD SOFR + 1.662%, 6.970%, 1/15/2031(a)(c)	447,894
275,000	Elmwood CLO VIII Ltd., Series 2021-1A, Class D2, 3 mo. USD SOFR + 3.112%, 8.438%, 1/20/2034(a)(c)	268,553
250,000	Galaxy XXV CLO Ltd., Series 2018-25A, Class B, 3 mo. USD SOFR + 1.912%, 7.263%, 10/25/2031(a)(c)	246,613
250,000	Galaxy XXVI CLO Ltd., Series 2018-26A, Class B, 3 mo. USD SOFR + 1.962%, 7.345%, 11/22/2031(a)(c)	246,780
255,000	Invesco CLO Ltd., Series 2021-1A, Class D, 3 mo. USD SOFR + 3.312%, 8.620%, 4/15/2034(a)(c)	246,122
250,000	Madison Park Funding XXIV Ltd., Series 2016-24A, Class BR, 3 mo. USD SOFR + 2.012%, 7.338%, 10/20/2029(a)(c)	249,438
305,535	Madison Park Funding XXV Ltd., Series 2017-25A, Class A1R, 3 mo. USD SOFR + 1.232%, 6.583%, 4/25/2029(a)(c)	303,938
250,000	Magnetite XIV-R Ltd., Series 2015-14RA, Class B, 3 mo. USD SOFR + 1.862%, 7.172%, 10/18/2031(a)(c)	246,591
Principal Amount (‡)	Description	Value (†)

$250,000	Magnetite XV Ltd., Series 2015-15A, Class AR, 3 mo. USD SOFR + 1.272%, 6.623%, 7/25/2031(a)(c)	$249,142
530,000	Morgan Stanley Eaton Vance CLO Ltd., Series 2022-16A, Class B, 3 mo. USD SOFR + 1.950%, 7.258%, 4/15/2035(a)(c)	518,234
250,000	Neuberger Berman CLO XX Ltd., Series 2015-20A, Class BRR, 3 mo. USD SOFR + 1.912%, 7.220%, 7/15/2034(a)(c)	246,828
300,000	Octagon Investment Partners 18-R Ltd., Series 2018-18A, Class A2, 3 mo. USD SOFR + 1.732%, 7.040%, 4/16/2031(a)(c)	296,185
289,393	Octagon Investment Partners XV Ltd., Series 2013-1A, Class A1RR, 3 mo. USD SOFR + 1.232%, 6.552%, 7/19/2030(a)(c)	288,120
250,000	OHA Credit Partners XVI, Series 2021-16A, Class A, 3 mo. USD SOFR + 1.412%, 6.722%, 10/18/2034(a)(c)	249,352
111,023	Palmer Square Loan Funding Ltd., Series 2021-3A, Class A1, 3 mo. USD SOFR + 1.062%, 6.388%, 7/20/2029(a)(c)	110,510
250,000	Rad CLO 15 Ltd., Series 2021-15A, Class B, 3 mo. USD SOFR + 1.912%, 7.238%, 1/20/2034(a)(c)	245,386
360,000	Recette CLO Ltd., Series 2015-1A, Class BRR, 3 mo. USD SOFR + 1.662%, 6.988%, 4/20/2034(a)(c)	353,376
310,000	Sixth Street CLO XVIII Ltd., Series 2021-18A, Class D, 3 mo. USD SOFR + 3.162%, 8.488%, 4/20/2034(a)(c)	300,120
255,000	Voya CLO Ltd., Series 2018-3A, Class B, 3 mo. USD SOFR + 1.912%, 7.220%, 10/15/2031(a)(c)	250,130
	Total Collateralized Loan Obligations (Identified Cost $7,680,345)	7,578,389

Shares
Preferred Stocks — 0.9%

Convertible Preferred Stocks — 0.9%
	Banking — 0.6%
854	Bank of America Corp., Series L, 7.250%	949,827
273	Wells Fargo & Co., Series L, Class A, 7.500%	304,395
		1,254,222
	Midstream — 0.3%
12,375	El Paso Energy Capital Trust I, 4.750%	561,949
	Total Convertible Preferred Stocks (Identified Cost $1,841,598)	1,816,171
	Total Preferred Stocks (Identified Cost $1,841,598)	1,816,171

Common Stocks— 0.3%
	Biotechnology — 0.2%
1,979	AbbVie, Inc.	294,990
	Oil, Gas & Consumable Fuels — 0.1%
2,357	Canadian Natural Resources Ltd.	152,427
879	Diamondback Energy, Inc.	136,140
		288,567
	Total Common Stocks (Identified Cost $563,043)	583,557

Principal Amount (‡)	Description	Value (†)
Senior Loans — 0.2%
	Leisure — 0.1%
$74,570	Carnival Corp., 2021 Incremental Term Loan B, 1 mo. USD SOFR + 3.250%, 8.681%, 10/18/2028(c)(k)	$74,104
94,067	Carnival Corp., 2023 Term Loan B, 1 mo. USD SOFR + 3.000%, 8.327%, 8/08/2027(c)(k)	93,714
		167,818
	Technology — 0.1%
100,000	GTCR W Merger Sub LLC, USD Term Loan B, 9/20/2030(l)	99,927
	Total Senior Loans (Identified Cost $266,832)	267,745

Short-Term Investments — 8.0%
3,207,229	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/29/2023 at 2.500% to be repurchased at $3,207,897 on 10/02/2023 collateralized by $3,296,300 U.S. Treasury Note, 4.375% due 8/15/2026 valued at $3,271,443 including accrued interest(m)	3,207,229
Principal Amount (‡)	Description	Value (†)

$4,020,000	U.S. Treasury Bills, 5.200%–5.201%, 12/07/2023(n)(o)(p)	$3,980,828
7,070,000	U.S. Treasury Bills, 5.225%, 1/11/2024(p)	6,964,823
1,530,000	U.S. Treasury Bills, 5.285%–5.735%, 2/29/2024(o)(p)	1,496,157
	Total Short-Term Investments (Identified Cost $15,649,569)	15,649,037
	Total Investments — 100.6% (Identified Cost $216,656,563)	195,255,808
	Other assets less liabilities — (0.6)%	(1,253,536)
	Net Assets — 100.0%	$194,002,272

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Futures contracts are valued at the closing settlement price on the exchange on which the valuation designee believes that, over time, they are traded most extensively. Shares of open-end investment companies are valued at net asset value per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Senior loans and collateralized loan obligations are fair valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to fair value debt, unlisted equities, senior loans and collateralized loan obligations where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's net asset value ("NAV") is calculated.
Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(a)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2023, the value of Rule 144A holdings amounted to
$75,269,116 or 38.8% of net assets.

(b)
Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of September 30, 2023 is disclosed.

(c)	Variable rate security. Rate as of September 30, 2023 is disclosed.
(d)	Level 3 security. Value has been determined using significant unobservable inputs.
(e)	Perpetual bond with no specified maturity date.
(f)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(g)	Non-income producing security.
(h)	Amount shown represents units. One unit represents a principal amount of 1,000.
(i)	Amount shown represents units. One unit represents a principal amount of 100.
(j)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.
(k)	Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate of 0.75%, to which the spread is added.
(l)	Position is unsettled. Contract rate was not determined at September 30, 2023 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(m)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of September 30, 2023, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(n)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(o)
The Fund's investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

(p)	Interest rate represents discount rate at time of purchase; not a coupon rate.

ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate

BRL	Brazilian Real
MXN	Mexican Peso
ZAR	South African Rand
Futures Contracts
The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.
When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as "initial margin." As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as "variation margin," are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund's ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.
Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund's claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.
At September 30, 2023, open long futures contracts were as follows:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 10 Year U.S. Treasury Notes Futures	12/19/2023	255	$28,097,105	$27,555,937	$(541,168)
CBOT 2 Year U.S. Treasury Notes Futures	12/29/2023	147	29,873,415	29,798,508	(74,907)
CBOT 5 Year U.S. Treasury Notes Futures	12/29/2023	183	19,449,373	19,280,766	(168,607)
CBOT U.S. Long Bond Futures	12/19/2023	231	27,701,981	26,283,469	(1,418,512)
Total					$(2,203,194)

At September 30, 2023, open short futures contracts were as follows:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CME Ultra Long Term U.S. Treasury Bond Futures	12/19/2023	56	$7,047,943	$6,646,500	$401,443
Ultra 10 Year U.S. Treasury Notes Futures	12/19/2023	258	29,614,008	28,783,125	830,883
Total					$1,232,326
Fair Value Measurements.
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of September 30, 2023, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$—	$9,117,497	$3,317	$9,120,814
All Other Non-Convertible Bonds(a)	—	156,618,778	—	156,618,778
Total Non-Convertible Bonds	—	165,736,275	3,317	165,739,592
Convertible Bonds(a)	—	2,955,103	—	2,955,103
Municipals(a)	—	666,214	—	666,214
Total Bonds and Notes	—	169,357,592	3,317	169,360,909
Collateralized Loan Obligations	—	7,578,389	—	7,578,389
Preferred Stocks(a)	1,816,171	—	—	1,816,171
Common Stocks(a)	583,557	—	—	583,557
Senior Loans(a)	—	267,745	—	267,745
Short-Term Investments	—	15,649,037	—	15,649,037
Total Investments	2,399,728	192,852,763	3,317	195,255,808
Futures Contracts (unrealized appreciation)	1,232,326	—	—	1,232,326
Total	$3,632,054	$192,852,763	$3,317	$196,488,134

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(2,203,194)	$—	$—	$(2,203,194)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. The Fund’s adviser may use internally developed models to validate broker-dealer bid prices that are only available from a single broker or market maker. Such securities are considered and classified as fair valued. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2022 and/or September 30, 2023:

Asset Valuation Inputs
Investments in Securities	Balance as of December 31, 2022	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2023	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at September 30, 2023
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$3,824	$—	$12	$55	$—	$(574)	$—	$—	$3,317	$(18)
Derivatives
Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used at period end include futures contracts.
The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. The Fund may also use futures contracts to gain investment exposure. As of September 30, 2023, the Fund used futures contracts to manage duration.
The following is a summary of derivative instruments for the Fund, as of September 30, 2023:
Assets	Unrealized appreciation on futures contracts
Exchange-traded asset derivatives
Interest rate contracts	$1,232,326

Liabilities	Unrealized depreciation on futures contracts
Exchange-traded liability derivatives
Interest rate contracts	$(2,203,194)
The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.
Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund.
Industry Summary at September 30, 2023 (Unaudited)
Treasuries	12.3%
Banking	11.6
Technology	7.4
ABS Car Loan	5.4
ABS Home Equity	4.7
Finance Companies	4.5
Independent Energy	3.2
Metals & Mining	3.2
ABS Other	3.0
Cable Satellite	2.6
Life Insurance	2.5
Midstream	2.4
Non-Agency Commercial Mortgage-Backed Securities	2.2
Media Entertainment	2.1
Wireless	2.0
Other Investments, less than 2% each	19.6
Collateralized Loan Obligations	3.9
Short-Term Investments	8.0
Total Investments	100.6
Other assets less liabilities (including futures contracts)	(0.6)
Net Assets	100.0%